Differences in Quoted Prices of Gold and Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Difference in Quoted Prices of Gold and Foreign Currency

Composition	12/31/2021	12/31/2020	12/31/2019
Translation of foreign currency assets and liabilities into pesos	4,098,869	4,947,500	(292,592)
Income from foreign currency exchange	548,817	1,436,864	7,479,296

Total	4,647,686	6,384,364	7,186,704